DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Assets at Fair Value
The following table presents information related to our butane derivative contracts:

	December 31,
	2021	2020
Notional Amount (Barrel of crude oil or butane (“BBL”) in thousands)	244	N/A
Fair Value of Assets (1)	$2,220	$—
Term	1 to 3 months	N/A

(1)	Included in Other current assets in the Combined Consolidated Balance Sheet as of December 31, 2021.

Changes in Fair Value
The following table presents a summary of the changes in fair value for all Level 3 derivatives:

	Year Ended December 31,
	2021	2020	2019
Beginning Balance	$—	$181	$6,545
Net losses recognized in earnings	—	(181)	(6,364)
Purchases	—	—	314
Sales	—	—	(674)
Settlements	—	—	360
Ending Balance	$—	$—	$181